UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 36.64%
Diversified Banks - 17.26%
Bank of America NA
5.300%, 03/15/2017	$2,139,000	$2,142,076
BB&T Corp.
1.600%, 08/15/2017	2,653,000	2,656,465
Citigroup, Inc.
3.750%, 06/16/2024	2,239,000	2,302,379
Fifth Third Bank
2.150%, 08/20/2018	2,351,000	2,369,190
JPMorgan Chase Bank NA
6.000%, 10/01/2017	2,084,000	2,138,686
Wachovia Corp.
5.750%, 02/01/2018	2,099,000	2,178,411
		13,787,207
Drug Retail - 1.98%
CVS Health Corp.
2.250%, 12/05/2018	1,563,000	1,579,093
Food Retail - 3.38%
The Kroger Co.
7.500%, 04/01/2031	1,984,000	2,704,237
Home Improvement Retail - 3.58%
The Home Depot, Inc.
5.875%, 12/16/2036	2,233,000	2,860,571
Homebuilding - 1.98%
NVR, Inc.
3.950%, 09/15/2022	1,527,000	1,582,435
Integrated Telecommunication Services - 2.84%
Verizon Communications, Inc.
6.000%, 04/01/2041	1,990,000	2,270,041
Investment Banking & Brokerage - 2.92%
Morgan Stanley
6.375%, 07/24/2042	1,810,000	2,330,628
Miscellaneous Intermediation - 2.70%
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025	2,154,000	2,161,423
Total Corporate Bonds (Cost $29,192,040)		29,275,635

	Shares
Exchange Traded Funds - 18.30%
Vanguard Mortgage-Backed Securities ETF	278,169	14,620,563
Total Exchange Traded Funds (Cost $14,821,750)		14,620,563

	Principal
	Amount
Municipal Bonds - 24.13%
California - 5.08%
Contra Costa Community College District
6.504%, 08/01/2034	$600,000	786,858
Sacramento County Sanitation Districts Financing Authority
1.406%, 12/01/2017	1,170,000	1,172,878

San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,860,000	2,099,587
		4,059,323
Florida - 1.86%
County of Miami-Dade FL Aviation Revenue
2.604%, 10/01/2025	1,555,000	1,486,533
Massachusetts - 1.06%
Massachusetts Health & Educational Facilities Authority
5.260%, 10/01/2018	795,000	845,626
Nevada - 2.69%
Country of Clark, NV
6.750%, 07/01/2029	550,000	632,368
Las Vegas Valley Water District
5.650%, 03/01/2035	1,325,000	1,519,974
		2,152,342
New York - 13.10%
County of Westchester, NY
5.000%, 06/01/2024	250,000	264,113
Metropolitan Transportation Authority
2.168%, 07/01/2020	325,000	327,802
3.118%, 07/01/2025	3,500,000	3,560,585
7.336%, 11/15/2039	1,725,000	2,552,879
Nassau County Interim Finance Authority
1.976%, 11/15/2019	150,000	150,333
New York City Transitional Finance Authority Future Tax Secured Revenue
5.932%, 11/01/2036	225,000	253,343
New York City Water & Sewer System
5.790%, 06/15/2041	1,255,000	1,393,452
Port Authority of New York & New Jersey
5.859%, 12/01/2024	1,000,000	1,211,370
State of New York Mortgage Agency
1.590%, 04/01/2018	750,000	749,692
		10,463,569
Texas - 0.34%
City of Houston, TX Combined Utility System Revenue
3.228%, 05/15/2022	260,000	270,987
Total Municipal Bonds (Cost $19,494,559)		19,278,380

US Government Note/Bond - 17.06%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2017	4,433,606	4,460,017
1.125%, 01/15/2021	8,674,925	9,175,164
Total U.S. Government Note/Bond (Cost $13,576,860)		13,635,181

	Shares
Money Market Funds - 2.94%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.414% (a)	2,348,105	2,348,105
Total Money Market Funds (Cost $2,348,105)		2,348,105

Total Investments (Cost $79,433,314) - 99.07%		79,157,864
Other Assets in Excess of Liabilities - 0.93%		739,911
Total Net Assets - 100.00%		$79,897,775

Percentages are stated as a percent of net assets.

(a)	Seven day yield as of February 28, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Equity Allocation Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
Common Stocks - 90.67%
Aerospace & Defense - 1.80%
DigitalGlobe, Inc. (a)	4,550	$144,008
Safran SA (b)	21,151	1,505,909
Triumph Group, Inc.	2,695	74,921
		1,724,838
Airlines - 3.16%
Southwest Airlines Co.	37,096	2,144,149
United Continental Holdings, Inc. (a)	11,986	888,043
		3,032,192
Auto Components - 1.57%
Delphi Automotive PLC (b)	14,846	1,130,226
Gentherm, Inc. (a)	4,548	164,865
NGK Spark Plug Co. Ltd. (b)	5,900	133,659
Standard Motor Products, Inc.	1,580	75,793
		1,504,543
Automobiles - 1.07%
Hyundai Motor Co. (b)	7,766	1,025,385
Banks - 11.64%
ABN AMRO Group NV (b)(c)	38,955	892,574
Bank Rakyat Indonesia Persero Tbk PT (b)	866,300	774,538
BNP Paribas SA (b)	22,741	1,330,587
Grupo Financiero Banorte SAB de CV (b)	132,700	660,346
HDFC Bank Ltd. - ADR	1,645	117,930
ICICI Bank Ltd. - ADR	12,426	101,893
ING Groep NV (b)	145,406	2,003,199
JPMorgan Chase & Co.	21,725	1,968,720
Standard Chartered PLC (a)(b)	8,150	73,499
Swedbank AB (b)	56,216	1,385,135
The Siam Commercial Bank PLC (b)	13,500	59,412
Wells Fargo & Co.	31,048	1,797,058
		11,164,891
Biotechnology - 2.23%
Alnylam Pharmaceuticals, Inc. (a)	3,988	205,940
Biogen, Inc. (a)	2,790	805,194
Regeneron Pharmaceuticals, Inc. (a)	2,011	751,109
Ultragenyx Pharmaceutical, Inc. (a)	4,492	382,179
		2,144,422
Building Products - 1.66%
AAON, Inc.	4,157	139,883
Cie de Saint-Gobain (b)	28,069	1,346,121
Simpson Manufacturing Co., Inc.	2,543	109,756
		1,595,760
Commercial Services & Supplies - 0.41%
Healthcare Services Group, Inc.	7,029	290,861
Stericycle, Inc. (a)	1,246	103,268
		394,129
Construction & Engineering - 0.17%
Kinden Corp. (b)	12,000	161,618
Construction Materials - 2.65%
Cemex SAB de CV - ADR (a)	105,604	893,410
HeidelbergCement AG (b)	17,209	1,606,687
Semen Indonesia Persero Tbk PT (b)	55,600	40,042
		2,540,139

Consumer Finance - 3.63%
Capital One Financial Corp.	9,638	904,623
FirstCash, Inc.	2,951	130,877
ORIX Corp. (b)	91,300	1,420,635
Provident Financial PLC (b)	3,445	124,746
SLM Corp. (a)	8,253	98,953
Synchrony Financial	22,075	799,998
		3,479,832
Diversified Financial Services - 0.23%
FactSet Research Systems, Inc.	1,265	225,044
Diversified Telecommunication Services - 2.34%
KT Corp. (b)	6,034	162,439
KT Corp. - ADR (a)	6,326	101,216
Nippon Telegraph & Telephone Corp. (b)	46,900	1,983,838
		2,247,493
Electric Utilities - 4.36%
Korea Electric Power Corp. (b)	60,537	2,329,274
The Kansai Electric Power Co., Inc. (a)(b)	167,500	1,857,591
		4,186,865
Electronic Equipment, Instruments & Components - 3.57%
Badger Meter, Inc.	3,430	125,538
IPG Photonics Corp. (a)	1,729	204,541
Kyocera Corp. (b)	31,600	1,737,405
Littelfuse, Inc.	1,461	235,878
Samsung SDI Co. Ltd. (b)	8,329	948,752
Trimble, Inc. (a)	5,727	177,709
		3,429,823
Energy Equipment & Services - 0.07%
Newpark Resources, Inc. (a)	9,181	70,694
Food & Staples Retailing - 1.89%
CVS Health Corp.	22,538	1,816,112
Food Products - 0.13%
Aryzta AG (b)	3,926	126,990
Gas Utilities - 0.85%
Infraestructura Energetica Nova SAB de CV (b)	21,100	90,380
Tokyo Gas Co. Ltd. (b)	160,000	728,255
		818,635
Health Care Equipment & Supplies - 4.15%
Abaxis, Inc.	1,904	94,914
Abbott Laboratories	29,725	1,340,004
ABIOMED, Inc. (a)	2,288	269,915
Becton Dickinson & Co.	5,001	915,433
Edwards Lifesciences Corp. (a)	2,220	208,769
Inogen, Inc. (a)	3,008	206,409
Insulet Corp. (a)	3,768	164,134
Integer Holdings Corp. (a)	3,048	110,185
Masimo Corp. (a)	3,395	306,772
Merit Medical Systems, Inc. (a)	7,348	226,318
Nuvectra Corp. (a)	1,786	13,252
ResMed, Inc.	1,698	122,307
		3,978,412
Health Care Providers & Services - 0.20%
Chemed Corp.	1,090	194,620
Health Care Technology - 1.80%
Cerner Corp. (a)	21,499	1,183,305
Medidata Solutions, Inc. (a)	3,165	176,987
Omnicell, Inc. (a)	4,659	177,158
Vocera Communications, Inc. (a)	9,113	188,548
		1,725,998

Hotels, Restaurants & Leisure - 4.21%
Carnival Corp. (b)	5,844	326,972
Carnival PLC (b)	7,165	390,502
Compass Group PLC (b)	85,389	1,586,352
Royal Caribbean Cruises Ltd. (b)	18,061	1,735,663
		4,039,489
Household Durables - 0.91%
Berkeley Group Holdings PLC (b)	23,794	869,617
Insurance - 3.43%
Prudential PLC (b)	90,903	1,816,699
Reinsurance Group of America, Inc.	11,305	1,470,328
		3,287,027
Internet & Catalog Retail - 1.20%
Amazon.com, Inc. (a)	1,366	1,154,325
Internet Software & Services - 7.53%
Alphabet, Inc. - Class C (a)	2,810	2,313,219
Baidu, Inc. - ADR (a)	6,368	1,108,860
Facebook, Inc. (a)	13,977	1,894,443
NAVER Corp. (b)	351	240,648
NIC, Inc.	6,032	127,275
Tencent Holdings Ltd. (b)	58,000	1,539,144
		7,223,589
IT Services - 1.86%
Visa, Inc.	20,251	1,780,873
Life Sciences Tools & Services - 0.80%
Illumina, Inc. (a)	4,577	766,190
Machinery - 3.91%
Amada Holdings Co. Ltd. (b)	88,000	994,186
Atlas Copco AB (b)	31,832	1,039,838
Nabtesco Corp. (b)	23,800	661,443
Pentair PLC (b)	18,161	1,054,427
		3,749,894
Metals & Mining - 0.19%
Grupo Mexico SAB de CV (b)	61,300	185,717
Multi-Utilities - 0.72%
WEC Energy Group, Inc.	11,446	689,850
Oil, Gas & Consumable Fuels - 5.54%
BP PLC - ADR	46,934	1,592,002
Cabot Oil & Gas Corp.	25,587	560,355
ConocoPhillips	25,191	1,198,336
Exxon Mobil Corp.	1,403	114,092
Kinder Morgan, Inc.	71,959	1,533,446
Range Resources Corp.	1,599	44,164
Royal Dutch Shell PLC - Class A - ADR	1	52
Royal Dutch Shell PLC - Class B - ADR	4,904	269,720
		5,312,167
Pharmaceuticals - 4.14%
Aspen Pharmacare Holdings Ltd. (b)	3,355	72,441
Hanmi Pharm Co. Ltd. (a)(b)	171.200000	48,594
Kyowa Hakko Kirin Co. Ltd. (b)	8,000	119,883
Merck & Co., Inc.	1,976	130,159
Novartis AG (b)	4,511	352,273
Novartis AG - ADR	17,326	1,354,373
Shire PLC - ADR	10,513	1,899,700
		3,977,423
Professional Services - 0.19%
Mistras Group, Inc. (a)	7,937	178,741
Semiconductors & Semiconductor Equipment - 0.44%
Microsemi Corp. (a)	5,287	273,972
Samsung Electronics Co. Ltd. (b)	85	144,452
		418,424

Software - 3.52%
Mentor Graphics Corp.	6,905	256,176
Microsoft Corp.	24,544	1,570,325
Oracle Corp.	29,445	1,254,063
PROS Holdings, Inc. (a)	8,605	199,894
Synchronoss Technologies, Inc. (a)	3,643	98,652
		3,379,110
Technology Hardware, Storage & Peripherals - 0.04%
Stratasys Ltd. (a)	2,160	42,703
Textiles, Apparel & Luxury Goods - 2.14%
Carter's, Inc.	1,965	172,940
Luxottica Group SpA (b)	17,724	934,898
NIKE, Inc. - Class B	16,635	950,856
		2,058,694
Transportation Infrastructure - 0.10%
SIA Engineering Co. Ltd. (b)	35,200	92,645
Water Utilities - 0.22%
American Water Works Co., Inc.	2,679	208,962
Total Common Stocks (Cost $78,735,646)		87,003,875

Exchange Traded Funds - 0.10%
iShares MSCI EAFE ETF	1,555	93,829
Total Exchange Traded Funds (Cost $87,909)		93,829

Mutual Funds - 5.44%
Federated Institutional High-Yield Bond Fund	232,171	2,335,643
Nuveen Preferred Securities Fund	167,486	2,885,779
Total Mutual Funds (Cost $5,076,790)		5,221,422

Preferred Stocks - 1.07%
Automobiles - 0.45%
Hyundai Motor Co. (b)	4,824	434,747

Banks - 0.24%
Bancolombia SA (b)	2,561	95,653
Itau Unibanco Holding SA (b)	10,759	137,608
		233,261
Insurance - 0.33%
Samsung Fire & Marine Insurance Co. Ltd. (b)	2,026	310,155
Total Preferred Stocks (Cost $482,323)		978,163

Real Estate Investment Trusts - 0.18%
Iron Mountain, Inc.	4,770	173,390
Total Real Estate Investment Trusts (Cost $152,712)		173,390

Money Market Funds - 2.47%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.414% (d)	2,371,347	2,371,347
Total Money Market Funds (Cost $2,371,347)		2,371,347

Total Investments (Cost $86,906,727) - 99.88%		95,842,026
Other Assets in Excess of Liabilities - 0.12%		111,234
Total Net Assets - 100.00%		$95,953,260

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
Denotes a security is either fully or partially restricted for sale. The aggregate value of the restricted security at February 28, 2017 was $892,574 which represents 0.93% of net assets. Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. This security may be deemed illiquid using procedures established by the Board of Trustees.

(d)	Seven day yield, as of February 28, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds - 97.03%
Alaska - 2.54%
Alaska Housing Finance Corp.
4.000%, 06/01/2018	$450,000	$467,221
5.250%, 12/01/2021	1,155,000	1,192,884
State of Alaska
5.000%, 04/01/2024	350,000	351,187
		2,011,292
Arizona - 1.25%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/2030	325,000	378,137
5.000%, 07/01/2031	200,000	210,878
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2017	200,000	202,768
City of Phoenix, AZ
5.000%, 07/01/2019	160,000	162,102
5.000%, 07/01/2019	40,000	40,557
		994,442
California - 0.92%
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	732,953
Connecticut - 0.77%
Connecticut Housing Finance Authority
0.700%, 11/15/2017	400,000	399,052
University of Connecticut
5.000%, 04/01/2021	210,000	210,712
		609,764
Florida - 3.83%
County of Miami-Dade FL Aviation Revenue
5.500%, 10/01/2019	1,000,000	1,107,470
County of Miami-Dade FL Water & Sewer System Revenue
3.000%, 10/01/2017	250,000	253,323
Florida Housing Finance Corp.
3.200%, 07/01/2030	995,000	1,003,726
Florida Water Pollution Countrol Financing Corp.
5.000%, 07/15/2018	420,000	443,570
Hillsborough County School Board
5.000%, 07/01/2024	120,000	121,517
State of Florida Lottery Revenue
5.000%, 07/01/2025	100,000	102,422
		3,032,028
Georgia - 1.64%
Atlanta Development Authority
5.000%, 07/01/2032	1,000,000	1,013,740
City of Atlanta Department of Aviation
5.000%, 01/01/2028	250,000	290,532
		1,304,272
Hawaii - 0.27%
County of Hawaii, HI
5.000%, 07/15/2023	200,000	211,054
Iowa - 1.89%
Iowa Finance Authority
5.000%, 08/01/2026	1,000,000	1,143,320
5.000%, 08/01/2017	350,000	356,209
		1,499,529

Massachusetts - 0.16%
City of Boston, MA
5.000%, 03/01/2017	125,000	125,000
Minnesota - 1.56%
Minneapolis-St Paul Metropolitan Airports Commission
5.000%, 01/01/2030	1,000,000	1,148,550
Minnesota Higher Education Facilities Authority
5.000%, 03/01/2021	90,000	90,000
		1,238,550
Nebraska - 1.28%
Nebraska Investment Finance Authority
3.350%, 09/01/2028	1,000,000	1,011,780
Nevada - 9.11%
Clark County School District
5.000%, 06/15/2028	750,000	875,115
County of Clark Department of Aviation
5.000%, 07/01/2029	1,760,000	2,009,832
County of Clark, NV
5.000%, 06/01/2027	1,000,000	1,049,080
Las Vegas Valley Water District
5.000%, 06/01/2026	1,000,000	1,143,800
5.000%, 06/01/2030	750,000	852,262
State of Nevada
5.000%, 12/01/2026	1,250,000	1,289,063
		7,219,152
New Jersey - 4.22%
Garden State Preservation Trust
5.125%, 11/01/2017	500,000	513,750
New Jersey Economic Development Authority
5.000%, 12/15/2017	250,000	258,120
New Jersey Educational Facilities Authority
5.000%, 07/01/2018	1,000,000	1,054,390
New Jersey Transportation Trust Fund Authority
5.000%, 06/15/2017	1,500,000	1,516,950
		3,343,210
New York - 29.68%
Briarcliff Manor Union Free School District
2.500%, 06/15/2017	110,000	110,584
City of New York, NY
6.000%, 10/15/2023	490,000	529,352
5.125%, 12/01/2026	150,000	154,689
Housing Development Corp.
0.950%, 11/01/2017	200,000	200,066
Metropolitan Transportation Authority
5.000%, 11/15/2024	1,000,000	1,027,680
5.000%, 11/15/2029	1,000,000	1,152,090
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,737,240
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2025	750,000	907,522
5.000%, 02/01/2029	1,000,000	1,140,150
New York City Water & Sewer System
5.000%, 06/15/2019	1,000,000	1,032,800
5.000%, 06/15/2026	1,400,000	1,596,896
New York Local Government Assistance Corp.
5.000%, 04/01/2019	1,000,000	1,044,420
New York State Environmental Facilities Corp.
5.000%, 06/15/2018	315,000	331,645
5.000%, 06/15/2021	1,000,000	1,051,790

New York State Housing Finance Agency
0.800%, 11/01/2017	750,000	749,242
New York State Urban Development Corp.
5.000%, 12/15/2023	85,000	87,733
5.000%, 12/15/2023	190,000	196,293
5.000%, 03/15/2029	2,500,000	2,881,250
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,031,860
5.000%, 05/01/2027	1,000,000	1,185,930
5.000%, 09/01/2028	500,000	589,810
5.000%, 12/01/2028	100,000	117,184
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	1,010,000	1,212,788
5.000%, 10/15/2027	1,000,000	1,181,500
Somers Central School District
4.000%, 09/15/2017	1,140,000	1,160,110
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	250,000	252,500
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2024	800,000	855,200
		23,518,324
North Carolina - 0.83%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	657,283
Ohio - 7.45%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	500,000	572,160
5.000%, 01/01/2028	1,000,000	1,140,840
5.250%, 01/01/2029	1,450,000	1,496,850
Ohio Water Development Authority
5.000%, 12/01/2030	1,900,000	2,264,971
State of Ohio
5.000%, 01/01/2024	400,000	426,112
		5,900,933
Pennsylvania - 5.90%
Allegheny County Hospital Development Authority
5.000%, 06/15/2018	315,000	330,857
5.000%, 09/01/2018	1,050,000	1,110,690
Commonwealth of Pennsylvania
5.000%, 11/01/2020	450,000	462,524
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	145,000	146,115
Pennsylvania Housing Finance Agency
4.375%, 10/01/2022	225,000	225,329
2.375%, 10/01/2027	500,000	480,435
Pennsylvania Turnpike Commission
5.500%, 06/01/2033	1,000,000	1,057,430
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2021	675,000	743,924
Upper St. Clair Township School District
4.000%, 07/15/2017	115,000	115,300
		4,672,604
Tennessee - 2.78%
Tennessee Housing Development Agency
0.900%, 07/01/2017	1,135,000	1,134,546
Tennessee State School Bond Authority
5.000%, 11/01/2018	1,000,000	1,066,920
		2,201,466

Texas - 11.19%
Alamo Community College District
4.500%, 08/15/2024	1,000,000	1,016,700
City of Dallas, TX Waterworks & Sewer System Revenue
4.000%, 10/01/2018	200,000	209,562
City of Garland, TX
5.000%, 02/15/2028	400,000	431,520
Dallas Area Rapid Transit
5.000%, 12/01/2033	150,000	160,510
5.250%, 12/01/2048	150,000	161,157
La Joya Independent School District
5.000%, 02/15/2028	550,000	663,597
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,147,933
North East Independent School District
5.000%, 08/01/2018	250,000	254,455
State of Texas
5.000%, 10/01/2018	1,000,000	1,063,590
Tarrant Regional Water District
5.000%, 03/01/2029	1,000,000	1,166,730
Texas State University System
5.000%, 03/15/2021	100,000	110,906
Texas Transportation Commission State Highway Fund
5.000%, 04/01/2026	245,000	245,840
Tomball Independent School District
1.100%, 02/15/2043 (a)	2,250,000	2,232,653
		8,865,153
Utah - 1.83%
Utah Transit Authority
5.000%, 06/15/2028	1,225,000	1,447,779
Virginia - 5.04%
Virginia College Building Authority
5.000%, 02/01/2019	1,225,000	1,269,553
4.500%, 09/01/2026	1,025,000	1,044,086
Virginia Commonwealth Transportation Board
5.000%, 05/15/2019	300,000	325,632
Virginia Housing Development Authority
2.750%, 03/01/2017	200,000	200,000
1.600%, 07/01/2017	150,000	150,277
Virginia Public School Authority
5.000%, 04/15/2017	1,000,000	1,005,210
		3,994,758
Washington - 1.18%
County of King, WA Sewer Revenue
5.000%, 01/01/2023	500,000	507,040
State of Washington
5.000%, 02/01/2018	315,000	327,042
5.000%, 01/01/2023	100,000	103,466
		937,548
Wisconsin - 1.71%
Wisconsin Department of Transportation
4.000%, 07/01/2018	175,000	182,191
5.000%, 07/01/2028	1,000,000	1,172,990
		1,355,181
Total Municipal Bonds (Cost $77,372,854)		76,884,055

	Shares
Money Market Funds - 2.08%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.414% (a)	1,645,911	1,645,911
Total Money Market Funds (Cost $1,645,911)		1,645,911

Total Investments (Cost $79,018,765) - 99.11%	78,529,966
Other Assets in Excess of Liabilities - 0.89%	705,884
Total Net Assets - 100.00%	$79,235,850

Percentages are stated as a percent of net assets.

(a)	Seven day yield as of February 28, 2017.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds - 98.71%
New York - 90.90%
Battery Park City Authority
5.000%, 11/01/2017	$375,000	$385,564
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	200,000	205,964
City of New York, NY
5.000%, 08/01/2018	725,000	766,158
6.000%, 10/15/2023	740,000	799,429
County of Onondaga, NY
4.000%, 02/15/2018	50,000	51,516
County of Westchester, NY
4.000%, 11/15/2018	1,000,000	1,051,480
4.000%, 07/01/2022	5,000	5,535
Erie County Fiscal Stability Authority
5.000%, 07/01/2017	200,000	202,862
Freeport Union Free School District
5.000%, 12/01/2019	220,000	243,192
Housing Development Corp.
1.200%, 11/01/2017	25,000	25,010
Metropolitan Transportation Authority
5.000%, 11/15/2025	500,000	582,355
5.000%, 11/15/2026	1,000,000	1,169,050
5.000%, 11/15/2030 (a)	460,000	502,946
5.000%, 11/15/2034 (a)	650,000	713,622
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2024	575,000	576,984
5.000%, 07/15/2030	1,120,000	1,299,894
New York City Transitional Finance Authority Future Tax Secured Revenue
4.000%, 08/01/2017	200,000	202,762
3.000%, 11/01/2018	295,000	304,992
New York City Trust of Cultural Resources
4.000%, 08/01/2017	450,000	456,138
5.000%, 04/01/2026	750,000	798,307
New York City Water & Sewer System
5.000%, 06/15/2021	200,000	210,410
5.000%, 06/15/2026	1,000,000	1,140,640
New York Local Government Assistance Corp.
5.000%, 04/01/2017	285,000	285,986
5.000%, 04/01/2019	1,000,000	1,003,280
New York State Bridge Authority
4.000%, 01/01/2019	100,000	105,419
New York State Dormitory Authority
4.000%, 07/01/2017	275,000	278,157
4.000%, 02/15/2019	205,000	216,970
5.000%, 03/15/2019	700,000	756,658
5.000%, 03/15/2021	1,000,000	1,143,650
5.000%, 07/01/2023	875,000	1,003,459
4.750%, 12/15/2028	100,000	106,776
5.000%, 07/01/2029	500,000	554,095
5.250%, 07/01/2048	625,000	660,881
New York State Environmental Facilities Corp.
5.000%, 05/15/2018	250,000	262,420
5.000%, 06/15/2021	180,000	180,650

New York State Housing Finance Agency
1.800%, 11/01/2020	100,000	100,681
2.900%, 11/01/2025	190,000	192,641
2.350%, 05/01/2027	500,000	475,145
3.050%, 11/01/2027	1,000,000	1,010,710
New York State Thruway Authority
5.000%, 04/01/2017	500,000	501,735
5.000%, 03/15/2018	300,000	313,002
5.000%, 01/01/2032	1,500,000	1,701,135
New York State Urban Development Corp.
5.000%, 12/15/2022	260,000	268,382
5.000%, 12/15/2022	590,000	609,541
5.000%, 03/15/2029	750,000	864,375
Port Authority of New York & New Jersey
5.000%, 10/15/2019	125,000	137,505
5.000%, 11/15/2026	200,000	205,706
Riverhead Central School District
2.000%, 10/15/2018	750,000	763,088
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	500,000	600,390
State of New York
4.000%, 03/01/2018	250,000	257,882
5.000%, 12/15/2030	1,000,000	1,152,450
State of New York Mortgage Agency
1.150%, 10/01/2017	500,000	500,235
The New York Power Authority
5.000%, 11/15/2017	225,000	231,710
Town of Huntington, NY
4.000%, 11/15/2017	200,000	204,614
Town of Southampton, NY
3.000%, 03/15/2018	975,000	997,025
Triborough Bridge & Tunnel Authority
4.000%, 11/15/2017	300,000	306,684
5.000%, 11/15/2024	755,000	883,969
5.000%, 11/15/2029	250,000	299,233
Utility Debt Securitization Authority
5.000%, 12/15/2028	750,000	898,320
		31,729,369
Ohio - 3.62%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	360,000	411,955
State of Ohio
5.000%, 01/01/2022	185,000	208,774
5.000%, 01/01/2022	600,000	641,202
		1,261,931
Pennsylvania - 1.06%
Pennsylvania Turnpike Commission
5.000%, 12/01/2030	325,000	369,252
Texas - 3.13%
Tomball Independent School District
1.100%, 02/15/2043 (a)	1,100,000	1,091,519
Total Municipal Bonds (Cost $34,711,834)		34,452,071

	Shares
Money Market Funds - 0.19%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.414% (b)	67,471	67,471
Total Money Market Funds (Cost $67,471)		67,471

Total Investments (Cost $34,779,305) - 98.90%	34,519,542
Other Assets in Excess of Liabilities - 1.10%	384,611
Total Net Assets - 100.00%	$34,904,153

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2017.
(b)	Seven day yield, as of February 28, 2017.

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

	Core Taxable Bond Fund	Equity Allocation Fund	Intermediate Tax Exempt National Bond Fund	Intermediate Tax Exempt New York Bond Fund
Cost of investments	$79,433,314	$86,906,727	$79,018,765	$34,779,305
Gross unrealized appreciation - Investments	450,656	11,341,979	242,046	111,140
Gross unrealized depreciation - Investments	(726,106)	(2,406,680)	(730,845)	(370,903)
Net unrealized appreciation (depreciation)	$(275,450)	$8,935,299	$(488,799)	$(259,763)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Funds' most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the
Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Rockefeller Funds of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objectives and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December
26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.
 The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Company"

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedule of investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. "Composite Market" means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service ("Pricing Service").

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and .the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized on a constant yield 2 methodology until maturity.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust's Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust's valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, "Fair Value Measurements and Disclosures" ("Fair Value Measurements") and FASB Staff Position "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly" ("Determining Fair Value"). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments carried at fair value as of February 28, 2017.

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Corporate Bonds	$-	$29,275,635	$-	$29,275,635
Municipal Bonds	-	19,278,380	-	19,278,380
U.S. Government Notes/Bonds	-	13,635,181	-	13,635,181
Total Fixed Income Securities	-	62,189,196	-	62,189,196
Exchange-Traded Funds	14,620,563	-	-	14,620,563
Money Market Funds	2,348,105	-	-	2,348,105
Total Investments in Securities	$16,968,668	$62,189,196	$-	$79,157,864

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$52,341,970	$34,661,905	$-	$87,003,875
Exchange-Traded Funds	93,829	-	-	93,829
Mutual Funds	5,221,422	-	-	5,221,422
Preferred Stock	233,261	744,902	-	978,163
Real Estate Investment Trusts	173,390	-	-	173,390
Total Equity Securities	58,063,872	35,406,807	-	93,470,679
Money Market Funds	2,371,347	-	-	2,371,347
Total Investments in Securities	$60,435,219	$35,406,807	$-	$95,842,026

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$76,884,055	$-	$76,884,055
Total Fixed Income Securities	-	76,884,055	-	76,884,055
Money Market Funds	1,645,911	-	-	1,645,911
Total Investments in Securities	$1,645,911	$76,884,055	$-	$78,529,966

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$34,452,071	$-	$34,452,071
Total Fixed Income Securities	-	34,452,071	-	34,452,071
Money Market Funds	67,471	-	-	67,471
Total Investments in Securities	$67,471	$34,452,071	$-	$34,519,542

The Funds recognize transfers between levels as of the end of the fiscal period.

There were no transfers between levels during the period ended February 28, 2017.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Funds' NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, the Funds will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Funds' NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Funds' portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds hold no Level 3 securities during the year ended February 28, 2017.

The Funds did not hold derivative instruments during the period ended February 28, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
                                            John Buckel, President

Date April 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
                                            John Buckel, President

Date April 25, 2017

By (Signature and Title)* /s/ Jennifer Lima
                                              Jennifer Lima, Treasurer

Date April 25, 2017

* Print the name and title of each signing officer under his or her signature.